Stockholders' Equity - Additional Information (Details)						3 Months Ended					9 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended
	Sep. 24, 2019	Aug. 29, 2019 USD ($) shares	Jan. 04, 2019 USD ($)	Jun. 23, 2017 shares	Aug. 31, 2016 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2018 $ / shares shares	Sep. 30, 2019 USD ($) Warrant $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2018 $ / shares shares	May 29, 2019 shares
Class of Stock [Line Items]
Number of shares authorized												16,725,660			16,725,660
Common stock, shares authorized						50,000,000					50,000,000	15,099,554	15,099,554		15,099,554
Preferred stock, shares authorized						5,000,000					5,000,000	1,626,106			1,626,106
Common stock, par value per share | $ / shares						$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value per share | $ / shares						$ 0.0001					$ 0.0001	$ 0.0001			$ 0.0001
Business combination shares issued for each share of common stock											1.16
Conversion ratio of reverse stock split		0.5									0.5
Gross cash proceeds from issuance of preferred stock | $											$ 4,000,000
Common stock warrants issued												100,145	102,740
Proceeds from issuance of common stock | $											$ 19,803,000		$ 18,000
Voting rights of common stock holder											Each holder of common stock is entitled to one vote per share held.	Each holder of common stock is entitled to one vote per share held.
Issuance of preferred stock, total offering amount | $						$ 718,000	$ 41,000	$ 5,000
Stock-based compensation expense recognized as a result of accelerated vesting | $			$ 400,000
2010 Stock Option Plan
Class of Stock [Line Items]
Common stock initially reserved for issuance						1,000,000					1,000,000	1,000,000			1,000,000
Increase in number of shares reserved for issuance												203,263	255,415
Contractual term of options granted											10 years
Options remain available for future grant						18,197					18,197	700,000	800,000		700,000
2010 Stock Option Plan | Incentive Stock Options
Class of Stock [Line Items]
Options granted to shareholder, percentage											0.10%
Public Warrants
Class of Stock [Line Items]
Warrants issued to purchase common stock				14,936,250
Warrants expiration period						5 years					5 years
Number of warrants entitle holder to purchase one share | Warrant											4
Warrants outstanding						14,936,250					14,936,250	14,936,250			14,936,250
Series C Warrants
Class of Stock [Line Items]
Warrants expiration period						3 years					3 years	3 years			3 years
Warrants outstanding						229,222					229,222	292,119			292,119
Placement Agent Warrants
Class of Stock [Line Items]
Warrants issued to purchase common stock														168,522	72,695
Warrants expiration period												7 years		7 years	7 years
Warrants outstanding												241,180		241,180	241,180
Management Warrants
Class of Stock [Line Items]
Warrants expiration period						10 years					10 years
Warrants outstanding						22,320					22,320	22,320			22,320
Minimum | 2010 Stock Option Plan | Incentive and Non-statutory Stock Options
Class of Stock [Line Items]
Options granted, exercise price expressed as a percentage of fair market value											100.00%	100.00%
Minimum | 2010 Stock Option Plan | Incentive Stock Options
Class of Stock [Line Items]
Options granted, exercise price expressed as a percentage of fair market value											110.00%	110.00%
Common Stock
Class of Stock [Line Items]
Preferred stock, shares issued during period						647,411	37,264	726
Issuance price per share | $ / shares						$ 6.50					$ 6.50
Warrants outstanding												22,000	22,000		22,000
Common Stock | Public Warrants
Class of Stock [Line Items]
Number of shares issued for each warrant						0.25					0.25
Exercise price of warrant | $ / shares						$ 23.00					$ 23.00
Common Stock | Series C Warrants
Class of Stock [Line Items]
Exercise price of warrant | $ / shares						9.54					9.54
Common Stock | Placement Agent Warrants
Class of Stock [Line Items]
Number of shares issued for each warrant												1		1	1
Exercise price of warrant | $ / shares												$ 9.54		$ 8.68	$ 9.54
Common Stock | Management Warrants
Class of Stock [Line Items]
Exercise price of warrant | $ / shares						$ 1.08					$ 1.08	$ 1.08			$ 1.08
Warrants vesting period											4 years	4 years
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized						0					0	1,626,106	1,626,106		1,626,106
Preferred stock, par value per share | $ / shares						$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Issuance of preferred stock, total offering amount | $					$ 15,000,000							$ 15,000,000
Issuance of preferred stock, price per share | $ / shares					$ 9.54							$ 9.54			9.54
Preferred stock, shares issued during period									33,323	473,216		506,539	559,849
Gross cash proceeds from issuance of preferred stock | $												$ 4,800,000	$ 5,300,000
Preferred stock, issuance costs | $												$ 300,000	$ 400,000
Preferred stock, non-cumulative dividend rate											6.00%	6.00%
Issuance price per share | $ / shares									$ 9.54	$ 9.54		$ 9.54	$ 9.54		9.54
Voting rights of preferred stock holder											Each holder of Series C Convertible Preferred Stock is entitled to the number of votes equal to the number of common shares into which their holdings could be converted.	Each holder of Series C Convertible Preferred Stock is entitled to the number of votes equal to the number of common shares into which their holdings could be converted.
Series C Convertible Preferred Stock | Series C Warrants
Class of Stock [Line Items]
Percentage of warrants issued in connection with preferred stock purchased											20.00%	20.00%
Series C Convertible Preferred Stock | Minimum | Series C Warrants
Class of Stock [Line Items]
Preferred stock value of shares purchased in single closing | $											$ 1,000,000	$ 1,000,000
Series C Convertible Preferred Stock | Minimum | Public Offering
Class of Stock [Line Items]
Proceeds from issuance of common stock | $											$ 15,000,000	$ 15,000,000
Issuance price per share | $ / shares						$ 19.08					$ 19.08	$ 19.08			$ 19.08
Series C Convertible Preferred Stock | Common Stock
Class of Stock [Line Items]
Series c convertible preferred stock convert into common stock shares, conversion ratio	1
Outstanding convertible preferred stock converted into shares of common stock																1
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000					5,000,000	0			0
Preferred stock, par value per share | $ / shares						$ 0.0001					$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued during period		1,231				1,231
Issuance price per share | $ / shares						$ 3,250					$ 3,250
Voting rights of preferred stock holder											The shares of the Company’s Series A Convertible Preferred Stock have no voting rights, except with respect to certain protective provisions set forth in the Series A Certificate of Designation relating to the powers, preferences and rights of such shares.
Issuance of preferred stock, total offering amount | $		$ 4,000,000
Convertible preferred stock convertible into shares of common stock, conversion price per share | $ / shares											$ 6.50
Event of convertible preferred stock be convertible if holder beneficially owning outstanding shares of common stock percentage											9.99%
Consultants
Class of Stock [Line Items]
Number of options granted												44,000	6,000